Critical accounting estimates, assumptions and judgements (Details Narrative) - USD ($)	Mar. 21, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 04, 2023	Aug. 14, 2023	Aug. 04, 2023	Jul. 27, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 20,762,483	$ 21,786,365
Inventories		440,194	64,184
Trade receivables		683,939	461,497
Intangible assets, net		$ 2,977,311	$ 2,381,465
Number of shares issued		40,239,419	12,683,039
Prepaid forward purchase agreement			$ 969
Forward purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage							50.00%
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					1,268,085		931,915
Forward purchase agreement [member] | ACM ARRT K LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,050,000		550,000
Forward purchase agreement [member] | ACM ARRT K LLC [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							500,000
Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	52,641
Number of shares recycled	2,200,000
Number of shares adjustment	2,147,359
Weighted average share price	$ 2.00
Settlement adjustment amount	$ 4,400,000
Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Major ordinary share transactions [member] | Weighted average [member]
IfrsStatementLineItems [Line Items]
Weighted average share price	$ 0.45